Deferred Government Grants (Tables)	12 Months Ended
Mar. 31, 2025
Deferred Government Grants [Abstract]
Schedule of Deferred Government Grants

Deferred government grants included the following:

	As of March 31,
	2024	2025	2025
	(RMB)	(RMB)	(US$)
Government grants for property, plant and equipment
Balance at beginning of the year	20,575,012	21,735,856	$3,028,037
Addition	3,600,000	-	-
Recognized as government grants	(2,439,156)	(4,072,433)	(567,333)
Subtotal	21,735,856	17,663,423	$2,460,704
			-
Government grants for research and development			-
Balance at beginning of the year	5,327,196	559,782	$77,984
Addition	-	-	-
Recognized as government grants	(4,767,414)	(559,782)	(77,984)
Subtotal	559,782	-	$-
Total deferred government grants	22,295,638	17,663,423	$2,460,704
			-
Less：current portion	2,015,693	1,455,678	$202,792
			-
Non-current portion	20,279,945	16,207,745	$2,257,912